Consolidated Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 15,826	$ 13,963		$ 9,836
Interestbearing deposits in financial institutions	113,282	54,960		24,921
Total cash and cash equivalents	129,108	68,923	$ 42,561	34,757	$ 178,492	$ 151,190
Available-for-sale securities, at fair value	180,038	187,565		198,237
Heldtomaturity securities, at amortized cost (fair value of $56,799 and $56,588, respectively)	47,997	50,713		57,278
Dallas Federal Reserve stock	7,186	7,173		5,140
FHLB of Dallas stock	2,814	4,192		2,590
Total securities and other investments	238,035	249,643		263,245
Loans held for sale	939	573
Loans held for investment	1,810,842	1,799,155	1,404,275	1,359,415
Allowance for loan losses	(17,542)	(15,605)	(15,119)	(16,361)	(14,151)
Loans, net	1,794,239	1,784,123		1,343,054
Premises and equipment, net	24,817	25,200		21,365
Goodwill	30,129	30,129		15,672	15,672
Core deposit intangibles, net of accumulated amortization	4,000	4,148		984
Accrued interest receivable	5,506	4,916		3,994
Deferred tax asset, net	8,109	8,468		8,853
Real estate acquired by foreclosure	4,863	4,863		6,690
Bank owned life insurance	7,957	7,903
Other assets	5,902	7,819		4,513
TOTAL ASSETS	2,252,665	2,196,135		1,703,127
Deposits:
Noninterestbearing demand	459,100	431,942		282,227
Interestbearing demand	809,300	777,431		590,795
Certificates and other time deposits	663,451	636,340		574,350
Total deposits	1,931,851	1,845,713		1,447,372
Securities sold under agreements to repurchase	13,012	4,605		2,583
Other borrowed funds	7,323	47,586		46,858
Accrued interest payable	731	767		930
Other liabilities	5,978	9,059		6,166
Total liabilities	$ 1,958,895	$ 1,907,730		$ 1,503,909
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Preferred stock, $0.01 par value, 10,000,000 shares authorized, no shares issued or outstanding
Common stock, $0.01 par value, 90,000,000 shares authorized, 26,176,118 and 26,170,949 shares issued and outstanding at March 31, 2015 and December 31, 2014	$ 262	$ 262		$ 208
Capital surplus	252,652	252,421		179,219
Retained earnings	39,309	34,660		19,918
Accumulated other comprehensive income (loss), net	1,547	1,062		(127)
Total shareholders' equity	293,770	288,405	$ 203,600	199,218	$ 188,211	$ 153,423
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,252,665	$ 2,196,135		$ 1,703,127